Other Noncurrent Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Noncurrent Assets

J. Other Noncurrent Assets

December 31,	Note	2015	2014
Gas supply prepayment	N	$288	$—
Prepaid gas transmission contract	N	268	295
Value-added tax receivable		233	294
Deferred mining costs, net		203	209
Intangibles, net	E	53	70
Prepaid pension benefit	W	35	35
Advance related to European Commission Matter in Italy	N	—	111
Other		167	275

		$1,247	$1,289